Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,579,091	¥ 7,301,010
Non-current assets	14,341,939	13,160,455
Total assets	21,921,030	20,461,465	¥ 20,419,122
Current liabilities	5,715,457	5,790,088
Non-current liabilities	6,832,734	6,385,354
Total liabilities	12,548,191	12,175,442
Total equity	9,372,839	8,286,023	8,565,790	¥ 8,234,095
Sales revenue	13,170,519	14,931,009	15,888,617
Profit for the year	695,444	509,932	676,286
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,524,434	1,206,002
Non-current assets	2,001,809	1,133,425
Total assets	3,526,243	2,339,427
Current liabilities	1,043,913	611,551
Non-current liabilities	621,271	229,485
Total liabilities	1,665,184	841,036
Total equity	1,861,059	1,498,391
Sales revenue	2,062,611	2,673,718	2,834,777
Profit for the year	5,988	78,347	153,253
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	54,369	49,706
Non-current assets	27,677	28,071
Total assets	82,046	77,777
Current liabilities	25,399	21,337
Non-current liabilities	3,167	3,844
Total liabilities	28,566	25,181
Total equity	53,480	52,596
Sales revenue	122,605	160,557	170,750
Profit for the year	2,552	8,094	8,654
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,458,252	1,146,286
Non-current assets	1,952,423	1,083,789
Total assets	3,410,675	2,230,075
Current liabilities	1,015,374	587,533
Non-current liabilities	616,924	224,505
Total liabilities	1,632,298	812,038
Total equity	1,778,377	1,418,037
Sales revenue	1,933,675	2,505,819	2,657,023
Profit for the year	2,593	69,339	143,833
Affiliates [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	11,813	10,010
Non-current assets	21,709	21,565
Total assets	33,522	31,575
Current liabilities	3,140	2,681
Non-current liabilities	1,180	1,136
Total liabilities	4,320	3,817
Total equity	29,202	27,758
Sales revenue	6,331	7,342	7,004
Profit for the year	843	914	766
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,774,519	1,072,520
Non-current assets	544,212	488,041
Total assets	2,318,731	1,560,561
Current liabilities	1,527,110	949,597
Non-current liabilities	79,226	61,189
Total liabilities	1,606,336	1,010,786
Total equity	712,395	549,775
Sales revenue	5,386,874	4,280,687	4,572,205
Profit for the year	436,377	328,603	371,154
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	221,524	201,170
Non-current assets	120,238	114,106
Total assets	341,762	315,276
Current liabilities	191,565	181,772
Non-current liabilities	17,035	11,483
Total liabilities	208,600	193,255
Total equity	133,162	122,021
Sales revenue	543,504	791,250	746,385
Profit for the year	33,115	63,819	54,230
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,548,875	867,758
Non-current assets	423,270	373,274
Total assets	1,972,145	1,241,032
Current liabilities	1,334,240	766,635
Non-current liabilities	61,312	49,058
Total liabilities	1,395,552	815,693
Total equity	576,593	425,339
Sales revenue	4,839,927	3,483,024	3,819,913
Profit for the year	403,088	264,216	316,491
Joint ventures [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	4,120	3,592
Non-current assets	704	661
Total assets	4,824	4,253
Current liabilities	1,305	1,190
Non-current liabilities	879	648
Total liabilities	2,184	1,838
Total equity	2,640	2,415
Sales revenue	3,443	6,413	5,907
Profit for the year	¥ 174	¥ 568	¥ 433